Investments in equity accounted associates - Carrying amount of investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in equity accounted associates
Investment in associates at acquisition	$ 0	$ 0
Indemnification asset	2,232	2,443
Contingent consideration - sellers earn-outs	0	0
Contingent consideration - founders earn-outs	0	0
Share of loss of equity-accounted associates	(7,524)	$ (515)	$ (10,121)
MX Capital Ltd
Investments in equity accounted associates
Investment impairment	$ 0		$ (15,881)